UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Owl Creek Asset Management
           --------------------------------------------------
Address:   640 Fifth Avenue, 20th Floor
           --------------------------------------------------
           New York, NY 10019
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  ________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dan Sapadin, CFO
           --------------------------------------------------

           --------------------------------------------------
Phone:     212 688 2550
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Dan Sapadin         New York, NY                    8/14/2008
       -------------------   ------------------------------  -------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        28
                                               -------------

Form 13F Information Table Value Total:        $4,706,486
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

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                                                Form 13F INFORMATION TABLE


              COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
------------------------------- ---------------  --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
    NAME OF ISSUER               TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE    SHARED    NONE
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ALTRIA GROUP INC                COM              02209S103    38704  1882500  SH         SOLE              1882500     0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ALTRIA GROUP INC                COM              02209S103   893891 12779000  SH CALL    SOLE             12779000     0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ANADARKO PETE CORP              COM              032511107   136713  1826738  SH         SOLE              1826738     0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
CABOT OIL & GAS CORP            COM              127097103   125599  1854411  SH         SOLE              1854411     0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
CNA FINL CORP                   COM              126117100    33748  1341855  SH         SOLE              1341855     0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
CONOCOPHILLIPS                  COM              20825C104   184353  1953100  SH         SOLE              1953100     0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
CONSOL ENERGY INC               COM              20854P109   129839  1155456  SH         SOLE              1155456     0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ENTERGY CORP NEW                COM              29364G103   117221   972948  SH         SOLE               972948     0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
EXELON CORP                     COM              30161N101    58114   646000  SH         SOLE               646000     0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
FOCUS MEDIA HLDG LTD            SPONSORED ADR    34415V109     9558   344800  SH         SOLE               344800     0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
FOMENTO ECONOMICO MEXICANO S    SPON ADR UNITS   344419106   218749  4806616  SH         SOLE              4806616     0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
FOREST CITY ENTERPRISES INC     CL A             345550107    53348  1655735  SH         SOLE              1655735     0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
FOUNDATION COAL HLDGS INC       COM              35039W100   204784  2311850  SH         SOLE              2311850     0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
HUNTINGTON BANCSHARES INC       PFD CONV SER A   446150401    28905    41000  SH         SOLE                41000     0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
LEAP WIRELESS INTL INC          COM              521863308   268705  6224347  SH         SOLE              6224347     0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
LOEWS CORP                      COM              540424108   183908  3921288  SH         SOLE              3921288     0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
LORILLARD INC                   COM              544147101    63259   914677  SH         SOLE               914677     0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
METHANEX CORP                   COM              59151K108    13478   481000  SH         SOLE               481000     0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
MI DEVS INC                     CL A SUB VTG     55304X104    37621  1672800  SH         SOLE              1672800     0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
MIRANT CORP NEW                 *W EXP 01/03/201 60467R118     7757   428801  SH         SOLE               428801     0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
OCH ZIFF CAP MGMT GROUP         CL A             67551U105    53492  2813904  SH         SOLE              2813904     0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
PETROHAWK ENERGY CORP           COM              716495106   107783  2327418  SH         SOLE              2327418     0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
PHILIP MORRIS INTL INC          COM              718172109    21875   442900  SH         SOLE               442900     0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ROWAN COS INC                   COM              779382100   199674  4271100  SH         SOLE              4271100     0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
SPDR TR                         UNIT SER 1       78462F103  1348909 10540000  SH PUT     SOLE             10540000     0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
SL GREEN RLTY CORP              COM              78440X101   101104  1222241  SH         SOLE              1222241     0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
SP ACQUISITION HOLDINGS INC     UNIT 99/99/9999  78470A203    14850  1500000  SH         SOLE              1500000     0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
WILLIAMS COS INC DEL            COM              969457100    50545  1253900  SH         SOLE              1253900     0        0
------------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------

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